Summary of Significant Accounting Policies (Details)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Annual price variation	56.00%	29.00%	19.00%
Percentage of cumulative	139.00%